Basis of Preparation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Preparation
2.	BASIS OF PREPARATION

2.1 Statement of compliance

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

Company’s management confirms that all relevant and material information in the financial statements is being disclosed, which is used by management in its administration of the Company.

On May 15, 2019, the Company’s Fiscal Council authorized the issuance of the consolidated financial statements as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016.

2.2 Basis of measurement

The consolidated financial statements were prepared on a historical cost basis, except in the case of certain financial instruments which are measured at fair value, as detailed in Note 32.

Functional currency and presentation currency

The consolidated financial statements are presented in Reais, which is the functional currency of the Company and its subsidiaries, joint ventures and affiliates, and all amounts are rounded to the nearest million, except when otherwise indicated.

Transactions in foreign currency were converted to Reais at the exchange rate as of the transaction date. Balances of monetary assets and liabilities denominated in foreign currency are translated to Reais at the exchange rates at the reporting date. Foreign exchange gains and losses resulting from the settlement or translation of assets and liabilities denominated in foreign currency are recorded in finance income and costs in the consolidated statement of income.

2.3 Use of estimates and judgments

Preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Uncertainties about these assumptions and estimates could result in outcomes that could require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Estimates and assumptions are periodically reviewed, using as a reference both historical experience and any significant change in scenarios that could affect the Company’s financial position or results of operations. Revisions in relation to accounting estimates are recognized in the period in which the estimates are reviewed, and in any future periods affected.

The principal estimates and judgments that have a signficiant effect in the amounts recognized in the financial statements are as follows:

•	Adjustments for loss on doubtful accounts – Note 8;

•	Deferred income and social contribution taxes – Note 10.

•	Financial assets and liabilities of the concession – Note 15.

•	Concession contract assets – Note 16.

•	Investments – Note 17.

•	Property, plant and equipment (“PP&E”) and useful life of assets – Note 18.

•	Intangible assets and useful life of assets – Note 19.

•	Employee post-employment obligations – Note 24.

•	Provisions – Note 25.

•	Unbilled revenue – Note 28.

•	Financial instruments measurement and fair value measurement – Note 32.

The settlement of the transactions involving those estimates may result in amounts that are significantly different from those recorded in the financial statements due to the uncertainty inherent to the estimation process. The Company reviews its significant estimates at least annually.

2.4 New accounting standards, interpretation or revisions of accounting standards, applied for the first time in 2018

The Company has applied, for the first time, new accounting standards that became effective for annual periods beginning January 1, 2018 or later, as described below:

IFRS 9—Financial Instruments

IFRS 9, Financial Instruments, replaces IAS 39, Financial Instruments: Recognition and Measurement, for annual periods beginning on or after 1 January 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

IFRS 9 establishes that all financial assets recognized that are within the scope of IAS 39 should subsequently be measured at amortized cost, fair value through profit or loss and fair value through OCI, reflecting the business model in which the assets are managed, and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest on the principal amount outstanding.

The standard eliminated the categories under IAS 39 and, thus, the Company reclassified those categories to comply with the new standard, as follows:

Classification
	IAS 39	IFRS 9
Financial assets
Cash and cash equivalents – Investments (1)	Loans and receivables	Fair value – profit or loss
Marketable securities – Cash investments (2)	Held to maturity	Amortized cost
Marketable securities – Cash investments (2)	Held for trading	Fair value – profit or loss
Customers and Traders; Concession holders (transmission service)	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Advances to suppliers	Loans and receivables	Amortized cost
Accounts receivable from the State of Minas Gerais	Loans and receivables	Amortized cost
Receivable from related parties	Loans and receivables	Amortized cost
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account, and Other financial components, in tariff adjustments	Loans and receivables	Amortized cost
Reimbursement of tariff subsidy payments	Loans and receivables	Amortized cost
Low-income subsidy	Loans and receivables	Amortized cost
Escrow deposits	Loans and receivables	Amortized cost
Derivative financial instruments (swaps)	Fair value – profit or loss	Fair value – profit or loss
Concession financial assets – Distribution infrastructure	Held for trading	Fair value – profit or loss
Indemnities receivable – Transmission	Loans and receivables	Amortized cost
Generation indemnity receivable	Loans and receivables	Fair value – profit or loss
Concession grant fee – Generation concessions	Loans and receivables	Amortized cost
Other credits	Loans and receivables	Amortized cost

Financial liabilities
Loans, financings and debentures	Amortized cost	Amortized cost
Debt agreed with pension fund (Forluz)	Amortized cost	Amortized cost
Concession financial liabilities – CVA (Parcel ‘A’ Costs Variation Compensation) Account, and Other financial components, in tariff adjustments	Amortized cost	Amortized cost
Onerous concessions	Amortized cost	Amortized cost
Tax Amnesty Program (PRCT)	Amortized cost	Amortized cost
Suppliers	Amortized cost	Amortized cost
Advances from customers	Amortized cost	Amortized cost
Derivative financial instruments (swaps)	Fair value – profit or loss	Fair value – profit or loss
Derivative financial instruments – Put options	Fair value – profit or loss	Fair value – profit or loss

(1)	They are recognized at their nominal amounts, which are similar to fair value.
(2)	The Company holds ‘marketable securities’ with different classifications under a IFRS 9.

Impairment of financial assets

The adoption of IFRS 9 has fundamentally changed the Company’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss (ECL) approach. This approach requires a significant degree of judgment on how the changes in economic factors affect expected losses in realization of credits, to be determined based on weighted probabilities. This model applies to financial assets measured at amortized cost, debt securities measured at fair value through other comprehensive income (FVOCI), with the exception of investments in equity instruments (shares) and concession contract assets.

Under IFRS 9, provisions for expected losses are to be measured on one of the following bases: (i) 12-month expected credit losses, that is to say, losses of credit that result from possible default events within 12 months after the base date; and (ii) ‘full lifetime expected credit losses, i.e. credit losses expected to result from all of the possible default events over the expected life of a financial instrument, if the credit risk has increased significantly since its initial recognition. As required by IFRS 9, the Company used the simplified approach in calculating ECL for trade receivables and contract assets that did not contain a significant financing component. The Company applied the practical expedient to calculate ECL using a provision matrix.

The Company adopted the new standard using the retrospective modified method, with the effects accounted on retained earnings as of January 1, 2018. As a result, the Company will not apply the requirements of this new standard to the comparative years presented.

The impacts arising from the initial adoption of IFRS 9 on January 1, 2018 have been recognised directly to Equity, without impact on the Statement of Income, as follows:

Jan. 01, 2018
IFRS 9
Customers and traders; power transmission (a) (Note 8)	(150)
Adjustment arising from Light (b)	(83)
Deferred income and social contribution taxes (a) (Note 10c)	51

(182)

(a)	Expected losses on doubtful receivables from customers of distribution segment and deferred tax effects.
(b)	Refers to the effects of first time adoption of IFRS 9 by Light recognized directly to Equity as of January 1, 2018 based on modified retrospective method.

IFRS 15—Revenue from contracts with customers

IFRS 15, supersedes IAS 11, Construction Contracts, IAS 18, Revenue, and related interpretations and it applies, with limited exceptions, to all revenue arising from contracts with its customers. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. Additionally, IFRS 15 establishes requirements for more detailed presentation and disclosure than the rules until then in effect.

The Company performed an assessment of the five steps for recognition and measurement of revenue, as required by IFRS 15:

1.	Identify the contracts signed with its customers;

2.	Identify the performance obligations in each type of contract;

3.	Determine the price of each type of transaction;

4.	Allocate the price to the performance obligations contained in the contract; and

5.	Recognize the revenue when (or to the extent that) the entity satisfies each performance obligation of the contract.

The Company adopted the new standard using the retrospective modified method, with the effects accounted on retained earnings as of January 1, 2018. As a result, the Company will not apply the requirements of this new standard to the comparative years presented.

The table below summarizes the impacts of adoption of IFRS 15, net of taxes, on the Statement of financial position and the Statement of income as of and for the year ended December 31, 2018:

Consolidated statement of income	December 31, 2018 Amounts prepared under Previous IFRS	Adjustment IFRS 15	December 31, 2018 Amounts prepared under IFRS 15
CONTINUING OPERATIONS
NET REVENUE (1)	22,222	44	22,266
OPERATING COSTS	(17,677)	—	(17,677)
OPERATING EXPENSES (1)	(1,699)	(44)	(1,743)
Share of (loss) profit, net, of subsidiaries and joint ventures	(104)	—	(104)
Remeasurement of previously held equity interest in subsidiaries acquired	(119)	—	(119)
Adjustment for impairment of Investments	(127)	—	(127)
Finance income (expenses), net	(518)	—	(518)
Income tax and social contribution tax	(599)	—	(599)

Net income from continuing operations	1,379	—	1,379

Consolidated statement of financial position	December 31, 2018 Amounts prepared under Previous IFRS	Adjustment IFRS 15	December 31, 2018 Amounts prepared under IFRS 15
Current assets	27,796	—	27,796
Concession financial assets (2)	1,202	(131)	1,071
Concession contract assets (2)	—	131	131
Other current assets	26,594	—	26,594
Non-current assets	32,059	—	32,059
Concession financial assets (2)	5,925	(998)	4,927
Concession contract assets (2 and 3)	—	1,598	1,598
Intangible assets (3)	11,377	(600)	10,777
Other non-current assets	14,757	—	14,757

Total assets	59,855	—	59,855
Current liabilities	23,394	—	23,394
Non-current liabilities	20,522	—	20,522

Total liabilities	43,916	—	43,916

Shareholders’ equity	15,939	—	15,939

(1)

Adjustment related to reimbursements to customers, arising from penalties for violation of electricity supply quality indicators determined by the grantor, as reduction in Revenues for use of the distribution network (TUSD). Up to December, 31, 2017, these reimbursements were recognized as operational expenses.

(2)

Change in the classification of assets linked to transmission infrastructure. Considering the performance obligation, during the period of the concession, as comprising availability, operation and maintenance of the transmission lines, the assets linked to transmission infrastructure, which until 2017 were recognized as financial assets, began to be recognized as concession contract assets as from January 1, 2018. For more details see Note 16 – Concession contract assets.

(3)

Classification of the financial assets related to infrastructure of the concession during the period of construction to contract asset as defined under iFRS 15. Infrastructure under construction refers to assets in the distribution segment still in the process of construction, for which the performance obligation is satisfied over the time during which they are constructed. Until 2017, these assets were initially recorded in Intangible assets, and when they were ready for their intended use, the total balance was allocated to financial assets and intangible assets. As from January 1, 2018, these assets are classified as concession contract assets, and later splited between financial assets and intangible assets when they came into operation. For more details see Note 16 – Concession contract assets.

The impacts arising from the initial adoption of IFRS 15 on January 1, 2018 by Company’s equity investees have been recognised directly to Equity, without impact on the Statement of Income, as follows:

Jan. 01, 2018
IFRS 15	—
Adjustment arising from Taesa (a)	25

25

(a)	Refers to the effect of first time adoption of IFRS 15 by the equity investee Taesa recognized directly to Equity as of January 1, 2018 based on modified retrospective method.

Impact of the newly applied standards on contracts under the scope of IFRIC 12 – Concession contracts

The changes introduced by IFRS 15 and IFRS 9 have impacted the distribution and transmission segments in the classification and measurement of their concession related assets, which are already under the scope of IFRIC 12. Under IFRS 15, the consideration is required to be allocated to each performance obligation identified in the contract with the customer, and the financial asset that was previously recognized under IAS 39, need now to be classified under IFRS 15 (Contract asset, Receivable) and under IFRS 9, as a financial asset classified as either amortized cost or fair value through profit or loss. Under IFRS 15, the Company concluded that it has contracts with the following identified performance obligations: (i) construction – to build; (ii) to operate and maintain; and (iii) to provide financing to the concession Grantor. In the transmission segment, the Company has concluded that it has a single contract with a customer (the transmission line concession), with those same obligations. Thus, based on the contractual characteristics, the Company classified the financial asset that was recorded under IAS 39, as a contract asset under IFRS 15, upon completion of the construction of the infrastructure. This is because the Company is required to operate and maintain the infrastructure, and it is also subject to periodic tariff reviews, in order to bill for the construction services. For the same reasoned and based on the contractual characteristics, the assets related to the infrastructure of the distribution concession agreements that are still under construction are recorded as contract assets.

Because of the long-term nature of the concession contracts, the Company has identified that there is a significant financing component that requires to be accounted for separately.

The impacts on the measurement of the concession contract assets are described in Note 16.

Other interpretation or revisions of accounting standards without relevant effects in the consolidated financial statements

Company applied all amendments and new interpretation to IFRSs issued by the IASB which are effective for fiscal years commencing on January 1, 2018, however, they did not have a material effect in the consolidated financial statements and are described below:

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Considerations

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the date of the transactions for each payment or receipt of advance consideration. This Interpretation did not have any impact on Company’s consolidated financial statements.

Amendments to IAS 28 Investments in Associates and Joint Ventures – Clarification that measuring investees at fair value through profit or loss is an investment-by-investment choice

The amendments clarify that an entity that is a venture capital organization, or other qualifying entity, may elect, at initial recognition on an investment-by-investment basis, to measure its investments in associates and joint ventures at fair value through profit or loss. If an entity that is not itself an investment entity, has an interest in an associate or joint venture that is an investment entity, then it may, when applying the equity method, elect to retain the fair value measurement applied by that investment entity associate or joint venture to the investment entity associate’s or joint venture’s interests in subsidiaries. This election is made separately for each investment entity associate or joint venture, at the later of the date on which: (a) the investment entity associate or joint venture is initially recognised; (b) the associate or joint venture becomes an investment entity; and (c) the investment entity associate or joint venture first becomes a parent. These amendments did not have any impact on the Company’s consolidated financial statements.

2.5 Standards issued but not yet effective

Below are details of standards, new or updated interpretations, issued but not yet effective up to the reporting date of the Company. The Company intends to adopt these standards, new interpretations, and updates when they come into effect.

IFRS 16 – Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17, Leases, IFRIC 4, Determining whether an Arrangement contains a Lease, SIC-15, Operating Leases-Incentives and SIC-27, Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

The Company adopted IFRS 16 on January 1, 2019, using the modified retrospective method, therefore, comparative periods will not be restated. The Company will use the exemptions proposed by on lease terms ends within 12 months as of the date of initial application, and lease contracts for which the underlying asset if of low value.

The Company’s assessment and detailed evaluation of the impacts of adoption of IFRS 16 was based mainly on the following lease contracts:

•	Commercial real state used for serving customers;

•	Buildings used as headquarters;

•	Commercial vehicles used in operations.

Impact on the statement of financial position is as follows:

January 1, 2019
Assets – Right of use	342
Liabilities – Obligations referring to operation leasing agreements	(342)

IFRIC 23 – Uncertainty over income tax treatments

The interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include the requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether the entity considers uncertain tax treatments separately

•	The assumptions that the entity makes in relation to the examination of tax treatments by the tax authorities

•	How the entity determines taxable profit (tax loss), the bases, unused tax credits, and tax rates

•	How the entity consider changes in facts and circumstances.

An entity is has to determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The Interpretation effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Company will apply the interpretation from its effective date.

The Company is still evaluating the potential effects of application of this new Interpretation on the consolidated financial statements.

The Company expects that other amended standards and interpretations not yet in effect will not likely have a significant impact on its consolidated financial statements.

2.6 Summary of significant accounting policies

The significant accounting policies described below have been applied consistently to all the periods presented in the consolidated financial statements, except for the practices which were applied prospectively as from 2018, in accordance with the standards and regulations described in Item 2.1 – Compliance statement.

a)	Financial instruments

Fair value through profit or loss: this includes the concession financial assets related to distribution segment infrastructure. These financial assets are measured at the expected New Replacement Value (Valor Novo de Reposição, or VNR), as defined in the concession agreement, which represent the fair value of the residual value of the infrastructure as of the balance sheet date. The Company recognizes a financial asset resulting from a concession contract when it has an unconditional contractual right to receive cash or another financial asset from, or under the direction of the grantor for the services of construction and maintenance of the infrastructure.

Financial assets also include; cash equivalents, marketable securities, derivative financial instruments, concession financial assets for distribution infrastructure, and indemnities receivable from the generation assets.

Derivative financial instruments (Swap transactions): The Company, through its subsidiary Cemig GT, maintains derivative instruments to manage its exposure to the risks of changes in foreign currency exchange rates, mainly the US dollar. Derivative instruments are recognized initially at their fair value and the related transaction costs are recognized in the Statement of income when they are incurred. After initial recognition, derivatives are measured at fair value and changes in fair value are recorded in the Consolidated Statement of Income.

Derivative financial instruments (Put options) – The options to sell to Cemig GT units of the FIP Melbourne and FIP Malbec funds (‘the SAAG Put’) were measured at fair value using the Black-Scholes-Merton (BSM) method, using as reference the related put options obtained by the BSM model valued on the closing date of the financial statements for the year ended December 31, 2018. See note 32 for further details.

Amortized cost: This includes; accounts receivables from customers, traders and power transport concession holders; advances to suppliers; accounts receivable from Minas Gerais State; restricted cash; escrow deposits in litigation; marketable debt securities with the intention of holding them until maturity; concession financial assets related to the concession grant fee; indemnifiable receivable for transmission assets; accounts receivable from related parties; suppliers; loans and debentures; debt agreed with the pension fund (Forluz); concessions payable; the Minas Gerais State PRCT Tax Amnesty Program; advances from customers; assets and liabilities related to the CVA account and Other financial components in tariff adjustments; the low-income subsidy; reimbursement of tariff subsidies; and other credits.

b)	Customers, traders and power transport concession holders

Accounts receivable from customers, traders and power transport concession holders are initially recognized at the sales value and subsequently measured at amortized cost.

In order to estimate future losses on receivables, the Company adopted a simplified approach, considered that the accounts receivable from customers do not have significant financial components, and calculated the expected loss considering the historical average of non-collection over the total billed in each month (based on the last 12 months of billing), segregated by type of customer and projected for the next 12 months, taking into account the age of maturity of invoices, including those not yet due. The estimated loss for the past due balances of customers who have renegotiated their debt has been calculated based on the maturity date of the original invoice, with the new terms negotiated not being taken into account. For the balances that are more than 12 months past due, expectation of total loss is assumed.

Provisions for expected losses are measured based on expected losses for the next 12 months, as a function of the potential default events, or losses of credit expected for the whole life of a financial instrument, if the credit risk has significantly increased since its initial recognition.

For large customers, the provision for doubtful receivables is recorded based on estimates by Management, in an amount sufficient to cover probable losses. The principal criteria used by the Company are: (i) customers with significant balances, the receivable balance is analyzed in the light of the history of the debt, negotiations in progress, and asset guarantees; and (ii) for large customers, an individual analysis of the debtors and the initiatives in progress to realize the overdue credits.

c)	Investments

The Company has investments in associates and joint ventures. These investments are accounted using the equity method in the consolidated financial statement and are, initially, recognized at fair value.

Control is obtained when the Company and/or one of its subsidiaries has the power to control the financial and operational policies of an entity to receive benefits from its activities.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

The investments of the Company includes the intangible assets representing the right to commercial operation of the regulated activity identified in the process of allocation of the price for acquisition of the jointly-held entities and affiliated companies, net of any accumulated impairment.

d)	Business combination

Business combinations are accounted for using the acquisition method of accounting. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at the acquisition date fair value, and the amount of the any non-controlling interest in the acquiree. Any contingent consideration to be transferred by the acquirer will be recognised at fair value at the acquisition date.

A business combination occurs when the Company acquires control of a business, whatever its legal form. At the acquisition date the Company recognizes and measures the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree. Goodwill is initially measured at cost, which being the excess of the aggregate of the consideration transferred and the amount recognised for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed.

When a business combination is carried out in stages (“step-acquisition method”), the interest previously held by the Company in its investee is remeasured at the fair value at the acquisition date and the corresponding gain or loss, if any, is recognized in the statement of income.

e)	Concession assets

Energy Distribution segment: concession intangible assets are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts. As disclosed in note 2.4, the changes introduced by IFRS 15 have affected the classification of distribution assets.

The Company recognizes a financial assets for to the residual value of the infrastructure at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor. Until December 31, 2017 the financial assets was classified as held for trading (available for sale). Starting January 1, 2018, and due to the application of IFRS 9 the financial asset that is now classified as a financial instrument in the Fair value through profit or loss category.

The amortization period of the concession intangible asset includes an extension period of 30 years, as described in more detail in Note 4.

Additions to the concession infrastructure are initially recorded as a contract assets at cost, including capitalized borrowing costs. When the infrastructure starts operations, at that point the infrastructure cost is split and part is allocated to a financial assets, as explained above, and the remaining to an intangible assets. The financial assets is subsequently measured at the estimated fair value.

Transmission segment: Starting January 1, 2018, and due to the application of IFRS 15, the financial asset related to the unconditional right to receive the infrastructure cost was reclassified to a contract asset. See Note 2.4.

Consideration monthly received is allocated to revenue related to the operation and maintenance service and to the collection of the financial asset related to the construction service based on their relative fair value. Costs of expansion and upgrades of the infrastructure are recorded as contract assets.

Due to the acceptance of the terms of renewal of the old transmission concessions, part of the transmission assets of the concessions terminated on December 31, 2012, is subject of reimbursement by the granting authority, and an accounts receivable was recognized corresponding to the estimated indemnity to be received over a period of eight years. For further information, see Note 16 – Concession contract assets.

Generation segment: As described in Note 15, the concession fee right paid for the concession contracts granted by the Brazilian Regulator (Aneel) in November 2015, has been classified as a financial asset, at amortized cost, as it represents an unconditional right to receive cash, adjusted by the IPCA index, and remuneratory interest, during the period of the concession.

Gas distribution segment: concession intangible assets recorded in the gas distribution segment are amortized during the concession period, as provided for in IFRIC 12 – Concession contracts.

The amortization reflects the pattern in which future economic benefits of the asset are expected to be consumed. The consumption pattern of the assets are related to the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the regulator to determine the basis for measuring the tariff for rendering the concession services.

The Company recognizes a financial asset related to the residual value of the infrastructure at the end of the concession, representing an unconditional right to receive cash or other financial asset directly from the grantor.

Starting on January 1, 2018, and due to the application of IFRS 15, the financial asset related to the unconditional right to receive the infrastructure cost including capitalized borrowing costs, was reclassified to a contract asset. See Note 2.4.

Additions and upgrades to the concession infrastructure are initially recorded as a contract assets at cost, including capitalized borrowing costs. When the infrastructure starts operations, at that point the infrastructure cost is split and part is allocated to a financial assets, as explained above, and the remaining to an intangible assets. The financial assets is subsequently measured at the estimated fair value.

f)	Intangible assets

Intangible assets are mainly, comprised of the intangible assets related to the service concession contracts as described in topic (e) above as well as software. Intangible assets are stated at cost, less amortization, and any accumulated impairments when applicable.

g)	Property, plant and equipment

Property, plant and equipment are stated at the cost, including deemed cost (upon initial application of IFRSs) and capitalized borrowing costs, less accumulated depreciation.

Depreciation is calculated on a straight-line basis, over the estimated useful lives of the assets, or the concession term, whatever is shorter. Depreciation rates are shown in Note 18.

Gains and losses resulting from the disposal of a property, plant and equipment, are measured as the difference between the net proceeds obtained from the sale and the asset’s book value, and are recognized in the Statement of income when the asset is disposed of.

h)	Impairment

In assessing impairment of financial assets, the Company uses historical trends of the probability of default, timing of recovery and the amounts of loss incurred, adjusted to reflect management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

Additionally, management revises, annually, the carrying value of non-financial assets, for the purpose of assessing if there is any indication, such as events or changes in the economic, operational or technological conditions that an asset may be impaired. If any indication exists, or when annul impairment testing of an asset is required, the Company estimates the asset´s recoverable. The recoverable value of an asset or cash generating unit is defined as the higher between its value in use and its fair value less costs to sell. When the carrying value of an asset or cash generating unit exceeds its recoverable value, an impairment loss is recognized, adjusting the carrying value of the asset or cash generating unit to its recoverable value.

i)	Employee benefits

The liability recorded in the consolidated statement of financial position related the Company’s retirement benefit pension plan obligations, is the greater of: (a) the amount to be paid in accordance with the terms of the pension plan for amortization of the actuarial obligations, and (b) the present value of the actuarial obligation, as calculated by a qualified actuary, less the fair value of the plan’s assets, and adjusted for unrecognized actuarial gains and losses. Expenses related to the debt agreed upon with the pension trust fund were recorded in finance income (expenses), because they represent financial interest and inflation adjustment. Other expenses related to the pension fund were recorded as operating expenses.

The Company offers post-employment healthcare benefits to its employees as well life insurance for active and retired employees. The expected costs of these benefits are accrued over the period of employment using the same accounting methodology that is used for defined benefit pension plans. These obligations are measured annually by a qualified independent actuary.

Actuarial gains and losses arising as a result of changes in actuarial assumptions are recognized in other comprehensive income.

Short-term benefits to employees: Employees’ profit sharing as determined in the Company’s by-laws are recorded in accordance with the collective agreement established with the employees’ union and recorded in employees’ and managers’ profit sharing in the Statement of income.

j)	Income tax and Social Contribution tax

Current

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offsetted against advances made.

Deferred

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences except:

•

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible the temporary differences and unused tax loss carryforwards to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and unused tax loss carryforwards can be utilized, except:

•

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognised only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized

The carrying amount of deferred income and social contribution tax assets is reviewed at each reporting date, and are reduced to the extent that is no longer probable that sufficient taxable profit will be available to allow the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognised to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

k)	Non-current assets classified as held for sale and discontinued operations

The Company classify non-current assets as held for sale when their carrying amount will be recovered, principally, through a sale transaction rather than through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition subject only to usual and customary terms for the sale of the asset (or group of assets) and its sale is considered highly probable. Management must be committed to the sale which is expected to be completed within one year from the date of classification. Assets held for sale are measured at the lower of its carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset, excluding finance expenses and income tax expenses. Fixed assets (PP&E) and Intangible assets are not depreciated or amortized as long as they are classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the Statement of Financial Position.

A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations

Or

•	Is a subsidiary acquired exclusively with a view to resale

Discontinued operations are excluded from the reported profit from continuing operations, and are presented as a single amount, after taxes, based on discontinued operations, in the statement of income.

Additional disclosures are presented in Note 33. All the other notes to the financial statements include amounts for continuing operations, except when otherwise stated.

l)	Revenue recognition

Through December 31, 2017, revenue was measured at fair value of the consideration received or receivable, less any estimates or refunds and other similar deductions.

As from January 1, 2018, in general, revenue contracts with customers in the Company’s energy, gas and other sectors, are recognized when the performance obligation is satisfied, at the amount of consideration that is expected to be received in exchange for the goods or services transferred. The Company recognizes revenue only when it is probable that it will receive the consideration in exchange for the goods or services transferred, taking into account the customer’s ability and intention to pay that amount of consideration when it is due.

Revenues from the sale of energy are recorded based on the energy supplied and the tariffs specified in the terms of the contract or in effect in the market. Revenues from retail supply of energy to final customers are recorded when the delivery has taken place. The billing is carried out monthly. Unbilled retail supply of energy, from the period between the last billing and the end of each month, is estimated based on the supply contracted. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

Revenue from the supply of energy to the Brazilian grid system is recorded when the delivery has taken place and is invoiced to customers on a monthly basis, in accordance with the payment schedules specified in the concession agreement.

Revenues from transmission concession services are recognized in the Statement of income monthly, and represent the fair value of construction, operation and maintenance of the transmission lines and the remuneration of the financial asset.

The services provided include charges for connection and other related services; the revenues are recognized when the services are rendered.

In order to satisfy its performance obligations under the transmission concession contracts the Company is required to maintain the transmission infrastructure available to users and in return receives a remuneration refer to as “Permitted Annual Revenue (RAP)” for the concession period, which is billed monthly.

Revenues from use of the distribution system (TUSD) received by the Company from other concession holders and other customers that use the distribution network are recognized in the month in which the services are provided. Unbilled retail supply of energy, from the period between the last consumption and the end of each month, is estimated based on the billing from the previous month or the contractual amount. Historically, the differences between the estimated amounts and the actual revenues recognized are not significant.

The ‘Parcel A’ revenue and other financial components in tariff adjustments are recognized in the Statement of income when the energy acquisition costs effectively incurred are different from those considered by the Grantor to stablishes the energy distribution tariff. For further details, see Note 15.

Any adjustment of expected cash flows from the concession financial asset of the energy distribution concession contract is presented as operating revenue, together with the other revenues related to the energy distribution services.

m)	Finance income and expenses

Finance income is mainly comprised of interest income on funds invested, monetary adjustments on overdue receivables and interest income on other financial assets. Interest income is recognized in the Statement of income using the effective interest method.

Finance expenses include: interest expense on borrowings; and foreign exchange and monetary adjustments on borrowing costs of debt, financings and debentures. Interest expense on the Company’s borrowings that is not capitalized is recognized in the Statement of income using the effective interest method.

n)	Segment reporting

The operating results of all operating segments for which discrete financial information is available, are reviewed regularly by the Company’s CEO, to make decisions about resources to be allocated to the segment, and to assess its performance.

Segment results that are reported to the CEO include items directly attributable to the segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Company’s headquarters) and head office expenses.

Segment capital expenditure is the total cost incurred during the year to acquire: concession financial assets, intangible assets, concession contract assets and property, plant and equipment.